Note 32 Amount of capital CC1 (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021 [1]
Amount of capital CC1 [Line Items]
Total Tier 1		€ 52,150	€ 47,931	€ 45,686
Total capital tier 2		8,182	5,930	7,383
Total capital tier 1 tier 2		60,332	53,861	53,069
Total RWA		363,915	337,066	307,795
Capital and share premium [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		22,629	23,810	26,866
Retained earnings and equity instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		34,889	31,436	30,745
Other accumulated income and other reserves [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(12,872)	(13,952)	(17,200)
Minority interests [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		1,864	1,853	2,800
Net interim attributable profit [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[2]	4,759	3,814	2,573
Common equity tier 1 CET1 before oter regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		51,269	46,962	45,784
Intangible assets and goodwill [member]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,421)	(1,395)	(1,484)
Direct and indirect holdings in own common equity tier 1 instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[3]	(331)	(356)	(2,800)
Deferred tax assets [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(988)	(1,057)	(1,009)
Other deductions and filters [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[4]	(2,412)	(1,416)	(542)
Total common equity tier 1 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(5,153)	(4,223)	(5,835)
Common equity TIER 1 CET1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		46,116	42,738	39,949
Capital instruments and share premium accounts classified as liabilities and qualifying as additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,715	4,875	5,265
Qualifying tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		319	318	472
Additional tier 1 (CET 1) before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		6,033	5,193	5,737
Transitional CET1 adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Total regulatory adjustments to additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Additional tier 1 AT1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		6,033	5,193	5,737
Capital instruments and share premium accounted as tier 2 [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		5,214	3,510	4,324
Qualifying tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		2,890	2,310	2,516
Credit risk adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		88	213	722
Tier 2 before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		8,192	6,033	7,562
Tier 2 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		€ (10)	€ (103)	€ (179)
CET 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		12.67%	12.68%	12.98%
Tier 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		14.33%	14.22%	14.84%
Total capital phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		16.58%	15.98%	17.24%

[1]	(1) In 2022 and 2021, the difference between the phased-in and fully-loaded ratios arises from the temporary treatment of certain capital items, mainly as a result of the impact of IFRS 9, to which the BBVA Group adhered voluntarily (in accordance with article 473bis of the CRR and the subsequent amendments introduced by the Regulation (EU) 2020/873). In 2023, there are no differences between phased-in and fully-loaded ratios due to the aforementioned temporary treatment
[2]
(2) The shareholder remuneration for each year corresponding to the cash dividend already paid is deducted. Likewise, for fiscal year 2023, the cash dividend pending distribution in accordance with the entity's dividend policy is deducted. Such dividend is subject to its approval at the 2024 General Shareholders' Meeting.

[3]	(3) With respect to 2021, it includes mainly the amount of shares pending to be acquired under the share buyback program based on the maximum limit authorized by the ECB for the BBVA Group as of December 31, 2021 (see Note 4)
[4]	(4) Includes the value amounts in euros of the share repurchase programs carried out. Likewise, for the 2023 financial year, the maximum amount foreseen corresponding to the share buyback program announced in 2024 is included subject to its approval at the General Shareholders' Meeting